Borrowings - Finance Lease Liabilities (Narrative II) (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings - Finance Lease Liabilities
Borrowings - Maturity of Long Term Debt
Year	Amount
2024	$290,709
2025	481,799
2026	280,452
2027	186,175
2028	158,253
2029 and thereafter	481,589
Total	$1,878,977